Document and Entity Information	12 Months Ended
Dec. 30, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	WEIS MARKETS, INC.
Entity Central Index Key	0000105418
Amendment Flag	false